Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 669,064	$ 193,790		$ 165,732
Adjustments to reconcile net income to net cash provided by operating activities:
Share of profits of companies accounted for at equity, net	(3,654)	(2,077)		(773)
Depreciation and amortization	152,514	115,495		121,832
Changes in value of debentures, net	315	437		1,490
Increase in employee benefit liabilities	4,192	699		2,707
Loss on disposal of subsidiaries, net of tax (Appendix D)	1,326
Gain on disposal of discontinued operations, net of tax (Appendix D)	(578,314)
Capital gain from Initial public offering of TSG		(4,141)
Gain from secondary equity issuance of TSG	(9,220)
Loss (gain) from sale of property, plants and equipment	(65)	589		66
Share-based payment expenses	31,147	16,164		18,622
Net finance expenses (income) related to bank loans and deposits	8,289	(1,462)		833
Changes in deferred taxes, net	(8,264)	(12,407)		(8,344)
Cash paid in respect of acquisitions of activities		(922)		(6,572)
Change in liability in respect of business combinations	2,574	(1,731)		(2,062)
Change in fair value of financial assets measured at fair value through profit or loss				5
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	101	(27)		(114)
Gain from revaluation of dividend preference derivative in TSG		(659)		(85)
Effect of exchange rate on cash and cash equivalents held in currencies other than the functional currency	6,765	(350)		991
Working capital adjustments:
Decrease (increase) in inventories	5,103	11,721		(3,382)
Decrease (increase) in trade receivables	51,940	(81,211)		6,562
Decrease in other current and long-term accounts receivable	(15,536)	(1,522)		(5,833)
Increase in trade payables	24,242	40,032		18,718
Increase in other accounts payable and employees and payroll accrual	47,807	44,662		(25,117)
Increase (decrease) in deferred revenues	(8,287)	7,370		9,692
Net cash provided by operating activities	382,039	324,450		294,968
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(135,686)	(50,198)		(36,966)
Proceeds from disposal of subsidiary discontinued operation (Appendix D)	676,171
Proceeds from sale of a subsidiary related to non-controlling interests (Appendix D)	(994)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(3,745)	(8,355)		(11,874)
Loan extended to related party and others				(7,001)
Purchase of intangible assets	(1,586)	(908)		(763)
Purchase of investment measured using the equity method		(15,521)
Purchase of other investments				(498)
Purchase of financial assets measured at fair value through other comprehensive income	(380)	585		(1,243)
Purchase of property and equipment	(16,181)	(16,441)		(16,683)
Proceeds from maturity and sale of investments in instruments at fair value through other comprehensive income or loss, net	3,712	5,194		699
Proceeds from sale of property and equipment	1,061	783		1,043
Dividend from companies accounted for at equity	6,015	162		68
Payment to former shareholders of consolidated company	(6,103)	(6,139)
Change in short-term and long-term deposits	55,591	24,262		(51,467)
Capitalization of software development and other costs	(10,121)	(11,607)		(14,552)
Loan to an associate company	(165)
Payment of liability related to the disposal of a subsidiary	(522)
Deferred payment for acquisition of subsidiaries consolidated in prior periods	(3,058)
Net cash provided )used( in investing activities	564,009	(78,183)		(139,237)
Cash flows from financing activities:
Exercise of employees’ stock options in subsidiaries		98	[1]	4,831
Cash paid in conjunction with acquisitions of activities	(674)	(2,406)		(6,718)
Dividend paid to non-controlling interests	(99,500)	(66,299)		(62,487)
Dividend to Formula’s shareholders	(28,656)	(18,807)		(9,927)
Short-term bank credit, net	(3,764)	(4,647)		(9,527)
Repayment of long-term loans from banks and others	(101,706)	(93,320)		(82,874)
Receipt of long-term loans from banks and others	100,212	63,257		55,568
Receipt of short-term loans from banks and others	11,588
Proceeds from issuance of debentures, net		67,082
Proceeds from issuance of ordinary shares by subsidiaries	83,659
Repayment of long-term liabilities to IIA		(2,801)		(394)
Repayment of debentures	(107,251)	(69,290)		(60,449)
Purchase of non-controlling interests	(468)	(4,882)	[1]	(2,661)
Repayment of lease liabilities	(54,389)	(50,088)		(55,064)
Cash paid due to exercise of put option by non-controlling interests	(14,351)	(1,805)		(13,204)
Payment to non-controlling interests due to put option	(8,169)	(1,054)		(271)
Net cash used by financing activities	(223,469)	(184,962)		(243,177)
Effect of exchange rate changes on cash and cash equivalents	49,743	(5,452)		(4,950)
Increase (decrease) in cash and cash equivalents	772,322	55,853		(92,396)
Cash and cash equivalents at the beginning of the year	507,799	451,946		544,342
Cash and cash equivalents at the end of the year	1,280,121	507,799		451,946
Interest paid	24,579	25,850		26,140
Interest received	8,996	15,598		7,290
Taxes paid, net	72,016	63,080		76,694
Purchase of property and equipment	102	123		86
Intangible assets and goodwill incurred but unpaid at year end		98		382
Contingent acquisition consideration				(124)
Dividend payable to Formula’s shareholders	8,970
Dividend payable to non-controlling interests	3	15,559
Right-of-use asset recognized with corresponding lease liability	36,444	82,976		45,360
Working capital (excluding cash and cash equivalents)	(17,013)	(3,078)		(10,355)
Inventories	(436)	(256)		(4,343)
Property and equipment	(1,823)	(1,435)		(242)
Goodwill and intangible assets	(154,164)	(94,359)		(44,728)
Right-of-use assets	(575)			(93)
Other long-term assets	(2,049)	(3,141)		(2,439)
Liabilities to banks and others		1,001		7,101
Long-term liabilities	8,790	422		282
Lease liabilities	512			93
Deferred tax liability, net	10,718	9,955		2,799
Dividend payable	1,300
Liability to formerly shareholders		7,834		1,244
Deferred payments and contingent consideration	5,392	20,305		1,931
Redeemable non-controlling interests at acquisition date	10,129
Non-controlling interests at acquisition date	3,533	12,554		11,784
Total	(135,686)	(50,198)		(36,966)
The subsidiaries’ assets and liabilities at date of sale:
Working capital (excluding cash and cash equivalents)	160,846
Property and equipment	9,365
Financial assets measured at fair value through profit or loss	(300,000)
Goodwill and intangible assets	575,026
Deferred tax	10,067
Right-of-use assets	17,610
Other long-term assets	89
Liabilities to banks and others	(860)
Long-term liabilities	(63)
Lease liabilities	(20,850)
Deferred tax liability, net	(14,229)
Dividend payable	(143)
Liability in connection with the sale of a subsidiary for consideration in the form of non-controlling interests	386
Capital reserve from transactions with non-controlling interests	(1,492)
Reclassification of translation reserve to profit or loss upon disposal	37,088
Non-controlling interests at acquisition date	(361,247)
Redeemable non-controlling interests at acquisition date	(13,404)
Gain on disposal and deconsolidation of a subsidiary	576,988
Subsidiaries assets and liabilities at date of sale	$ 675,177

[1]	Reclassified